Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income taxes
Current income tax expense (recovery)	$ 18.1	$ (1.3)	$ 30.9	$ 14.2
Deferred income tax (recovery) expenses	(4.3)	4.2	7.5	10.2
Total income tax expense	$ 13.8	$ 2.9	$ 38.4	$ 24.4